Fair Value Measurement - Summary of Assets and Liabilities Carried at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2014 Level 3 [Member]	Mar. 31, 2014 Level 3 [Member]	Sep. 30, 2013 Level 3 [Member]	Mar. 31, 2013 Level 3 [Member]	Mar. 31, 2012 Level 3 [Member]	Sep. 30, 2014 Interest Rate Swaps [Member]	Mar. 31, 2014 Interest Rate Swaps [Member]	Mar. 31, 2013 Interest Rate Swaps [Member]	Sep. 30, 2014 Propylene Swaps [Member]	Mar. 31, 2014 Propylene Swaps [Member]	Jun. 30, 2014 Fair Value, Measurements, Recurring [Member]	Mar. 31, 2014 Fair Value, Measurements, Recurring [Member]	Mar. 31, 2013 Fair Value, Measurements, Recurring [Member]	Jun. 30, 2014 Fair Value, Measurements, Recurring [Member] Level 2 [Member]	Mar. 31, 2014 Fair Value, Measurements, Recurring [Member] Level 2 [Member]	Mar. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 2 [Member]	Jun. 30, 2014 Fair Value, Measurements, Recurring [Member] Level 3 [Member]	Mar. 31, 2014 Fair Value, Measurements, Recurring [Member] Level 3 [Member]	Mar. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 3 [Member]	Jun. 30, 2014 Fair Value, Measurements, Recurring [Member] Diesel Fuel Contracts [Member]	Mar. 31, 2014 Fair Value, Measurements, Recurring [Member] Diesel Fuel Contracts [Member]	Mar. 31, 2013 Fair Value, Measurements, Recurring [Member] Diesel Fuel Contracts [Member]	Jun. 30, 2014 Fair Value, Measurements, Recurring [Member] Diesel Fuel Contracts [Member] Level 2 [Member]	Mar. 31, 2014 Fair Value, Measurements, Recurring [Member] Diesel Fuel Contracts [Member] Level 2 [Member]	Mar. 31, 2013 Fair Value, Measurements, Recurring [Member] Diesel Fuel Contracts [Member] Level 2 [Member]	Jun. 30, 2014 Fair Value, Measurements, Recurring [Member] Interest Rate Swaps [Member]	Mar. 31, 2014 Fair Value, Measurements, Recurring [Member] Interest Rate Swaps [Member]	Mar. 31, 2013 Fair Value, Measurements, Recurring [Member] Interest Rate Swaps [Member]	Jun. 30, 2014 Fair Value, Measurements, Recurring [Member] Interest Rate Swaps [Member] Level 2 [Member]	Mar. 31, 2014 Fair Value, Measurements, Recurring [Member] Interest Rate Swaps [Member] Level 2 [Member]	Mar. 31, 2013 Fair Value, Measurements, Recurring [Member] Interest Rate Swaps [Member] Level 2 [Member]	Jun. 30, 2014 Fair Value, Measurements, Recurring [Member] Propylene Swaps [Member]	Jun. 30, 2014 Fair Value, Measurements, Recurring [Member] Propylene Swaps [Member] Level 2 [Member]	Mar. 31, 2013 Fair Value, Measurements, Recurring [Member] Currency Forwards [Member]	Mar. 31, 2013 Fair Value, Measurements, Recurring [Member] Currency Forwards [Member] Level 2 [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative assets													$ 27											$ 27	$ 55		$ 27	$ 55
Total assets at fair value on a recurring basis															27	55		27	55
Derivative liability									639	1,001	1,082	491											8			8			639	1,001	1,082	639	1,001	1,082	491	491	3	3
Contingent consideration for acquisitions														2,276	2,276	2,535				2,276	2,276	2,535
Redeemable Common Stock															549,119	522,276					549,119	522,276
Redeemable Convertible Preferred Stock															291,720	282,547					291,720	282,547
Deferred compensation - unearned ESOP shares	(217,346)	(197,888)	(196,477)	217,346											(197,888)	(196,477)					(197,888)	(196,477)
Total liabilities & mezzanine equity at fair value on a recurring basis				$ 2,276	$ 645,227	$ 649,461	$ 610,881	$ 558,896						$ 3,414	$ 646,228	$ 611,966	$ 1,138	$ 1,001	$ 1,085	$ 2,276	$ 645,227	$ 610,881